Investment Securities (Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Available-for-sale Securities and Held-to-maturity Securities) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015		Mar. 31, 2014		Mar. 31, 2013
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	¥ 43,308,281		¥ 49,301,640
Available-for-sale securities, Gross unrealized gains	4,220,265		2,654,735
Available-for-sale securities, Gross unrealized losses	38,142		70,723
Available-for-sale securities, Fair value	47,490,404		51,885,652
Held-to-maturity securities, Amortized cost	4,130,451		2,706,982
Held-to-maturity securities, Gross unrealized gains	59,037		39,110
Held-to-maturity securities, Gross unrealized losses	5,349		10,965
Held-to-maturity securities, Fair value	4,184,139		2,735,127
Fair value of the securities reclassified from Available-for-sale securities to Held-to-maturity securities					¥ 12,356
Debt Securities [Member] | Residential Mortgage-backed Securities, Other [Member]
Investment Securities [Line Items]
Fair value of the securities reclassified from Available-for-sale securities to Held-to-maturity securities					¥ 12,356
Unrealized gains (losses) before taxes at the date of reclassification from Available-for-sale securities to Held-to-maturity securities remaining in Accumulated other comprehensive income (loss)	320		355
Debt Securities [Member] | MUAH [Member] | Residential Mortgage-backed Securities, Other [Member]
Investment Securities [Line Items]
Fair value of the securities reclassified from Available-for-sale securities to Held-to-maturity securities			273,195
Unrealized gains (losses) before taxes at the date of reclassification from Available-for-sale securities to Held-to-maturity securities remaining in Accumulated other comprehensive income (loss)	(7,545)		(7,702)
Debt Securities [Member] | MUAH [Member] | Commercial Mortgage-backed Securities, Other [Member]
Investment Securities [Line Items]
Fair value of the securities reclassified from Available-for-sale securities to Held-to-maturity securities			138,340
Unrealized gains (losses) before taxes at the date of reclassification from Available-for-sale securities to Held-to-maturity securities remaining in Accumulated other comprehensive income (loss)	(9,909)		(9,663)
Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	35,079,893		41,388,592
Available-for-sale securities, Gross unrealized gains	327,023		201,539
Available-for-sale securities, Gross unrealized losses	1,284		1,122
Available-for-sale securities, Fair value	35,405,632		41,589,009
Held-to-maturity securities, Amortized cost	1,126,212		214,968
Held-to-maturity securities, Gross unrealized gains	16,091		870
Held-to-maturity securities, Gross unrealized losses	1,535
Held-to-maturity securities, Fair value	1,140,768		215,838
Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	186,872		195,176
Available-for-sale securities, Gross unrealized gains	7,610		7,979
Available-for-sale securities, Gross unrealized losses	67		24
Available-for-sale securities, Fair value	194,415		203,131
Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	1,661,286		1,272,181
Available-for-sale securities, Gross unrealized gains	23,590		13,460
Available-for-sale securities, Gross unrealized losses	2,372		14,220
Available-for-sale securities, Fair value	1,682,504		1,271,421
Held-to-maturity securities, Amortized cost	77,487		22,091
Held-to-maturity securities, Gross unrealized gains	1,556		1,099
Held-to-maturity securities, Fair value	79,043		23,190
Debt Securities [Member] | Corporate Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	1,226,314		1,523,026
Available-for-sale securities, Gross unrealized gains	30,438		38,920
Available-for-sale securities, Gross unrealized losses	1,128		817
Available-for-sale securities, Fair value	1,255,624		1,561,129
Held-to-maturity securities, Amortized cost	300		5,548
Held-to-maturity securities, Gross unrealized gains			7
Held-to-maturity securities, Fair value	300		5,555
Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	942,256		1,011,644
Available-for-sale securities, Gross unrealized gains	640		665
Available-for-sale securities, Gross unrealized losses	11,168		31,714
Available-for-sale securities, Fair value	931,728		980,595
Held-to-maturity securities, Amortized cost	716,296		526,431
Held-to-maturity securities, Gross unrealized gains	9,206	[1]	883	[2]
Held-to-maturity securities, Gross unrealized losses	649	[3]	7,304	[4]
Held-to-maturity securities, Fair value	724,853		520,010
Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	207,534		208,690
Available-for-sale securities, Gross unrealized gains	1,848		826
Available-for-sale securities, Gross unrealized losses	1,800		9,370
Available-for-sale securities, Fair value	207,582		200,146
Held-to-maturity securities, Amortized cost	209,517		159,532
Held-to-maturity securities, Gross unrealized gains	6,438		343
Held-to-maturity securities, Gross unrealized losses	778	[3]	1,282	[4]
Held-to-maturity securities, Fair value	215,177		158,593
Debt Securities [Member] | Asset-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	1,255,920		1,060,844
Available-for-sale securities, Gross unrealized gains	559		2,747
Available-for-sale securities, Gross unrealized losses	10,439		5,547
Available-for-sale securities, Fair value	1,246,040		1,058,044
Held-to-maturity securities, Amortized cost	2,000,639		1,778,412
Held-to-maturity securities, Gross unrealized gains	25,746		35,908
Held-to-maturity securities, Gross unrealized losses	2,387		2,379
Held-to-maturity securities, Fair value	2,023,998		1,811,941
Debt Securities [Member] | Other Debt Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	179,915	[5]	184,495	[6]
Available-for-sale securities, Gross unrealized gains	5,537	[5]	3,650	[6]
Available-for-sale securities, Gross unrealized losses	3,149	[5]	3,199	[6]
Available-for-sale securities, Fair value	182,303	[5]	184,946	[6]
Fair value of private placement debt conduit bonds	182,303		182,613
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	2,568,291		2,456,992
Available-for-sale securities, Gross unrealized gains	3,823,020		2,384,949
Available-for-sale securities, Gross unrealized losses	6,735		4,710
Available-for-sale securities, Fair value	¥ 6,384,576		¥ 4,837,231

[1]	The MUFG Group reclassified residential mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2013. As a result of the reclassification of residential mortgage-backed securities, the unrealized gains before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥320 million at March 31, 2015 and not included in the table above.
[2]	The MUFG Group reclassified residential mortgage-backed securities, which totaled ¥12,356 million at fair value, from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2013. As a result of the reclassification, the unrealized gains before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥355 million at March 31, 2014 and not included in the table above.
[3]	MUAH reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥7,545 million and ¥9,909 million, respectively, at March 31, 2015 and are not included in the table above.
[4]	MUAH reclassified residential mortgage-backed securities and commercial mortgage-backed securities, which were carried at fair value of ¥273,195 million and ¥138,340 million, respectively, from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥7,702 million and ¥9,663 million, respectively, at March 31, 2014 and not included in the table above.
[5]	Other debt securities in the table above include ¥182,303 million of private placement debt conduit bonds.
[6]	Other debt securities in the table above include ¥182,613 million of private placement debt conduit bonds.